As filed with the Securities and Exchange Commission on September 10, 2004

                                             1933 Act Registration No. 333-66181
                                             1940 Act Registration No. 811-09079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                                           -----

      Pre-Effective Amendment No.            [     ]
                                    -----     -----

      Post-Effective Amendment No.   12      [  X  ]
                                    -----     -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]
                                                                 -----

      Amendment No.   13
                   -------

                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SELECT FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

|_| Immediately upon filing pursuant to paragraph (b)
|_| On _______________ pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| On ___________ pursuant to paragraph (a)(1)
|x| 75 days after filing pursuant to paragraph (a)(2)
|_| On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Morgan Keegan Select Fund, Inc.

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A  -   Prospectus - Regions  Morgan Keegan  Select LEADER  Short-Term
                  Bond Fund

      Part B  -   Statement of Additional Information - Regions Morgan Keegan
                  Select LEADER Short-Term Bond Fund

      Part C  -   Other Information

      Signature Page

      Exhibit Index

      Exhibits

[BORDER GRAPHIC]
[MORGAN KEEGAN SELECT FUND, INC.]
PROSPECTUS

[LOGO MORGAN KEEGAN SELECT FUND, INC.]



Regions Morgan Keegan Select LEADER Short-Term Bond Fund.

A BOND FUND FOR INVESTORS WHO SEEK A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                            Dated: November ___, 2004





             The fund is a series of Morgan Keegan Select Fund, Inc.

                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----

Regions Morgan Keegan Select LEADER Short-Term Bond Fund......................1
  Principal Objectives........................................................1
  Principal Investment Strategies.............................................1
  Principal Risks.............................................................1
  Performance.................................................................3
  Fees and Expenses...........................................................4
  Buying shares...............................................................6
  Choosing a Share Class......................................................6
  Class Comparison............................................................7
  Policies for Buying Shares..................................................7
  To Add to an Account........................................................8
  Buying Shares Through a Financial Advisor...................................8
  Internet....................................................................8
  Selling Shares..............................................................8
  To Sell Some or All of Your Shares..........................................9
Account Policies..............................................................9
  Business Hours..............................................................9
  Calculating Share Price.....................................................9
  Telephone Requests.........................................................10
  Exchange Privileges........................................................10
  Accounts with Low Balances.................................................11
  Reinstating Recently Sold Shares...........................................11
  Proxy Voting Policies and Procedures.......................................11
Additional Policies..........................................................11
Privacy Notice...............................................................11
Investor Services............................................................12
Fund's Investment Adviser....................................................13
Fund's Portfolio Managers....................................................13
Fund's Distributor...........................................................14
Distributions................................................................14
Tax Considerations...........................................................14
Financial Highlights.........................................................16
Account Application..........................................................18
For Additional Information...........................................Back Cover

REGIONS MORGAN KEEGAN SELECT LEADER SHORT-TERM BOND FUND

PRINCIPAL OBJECTIVES

The fund seeks a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Regions Morgan Keegan Select LEADER Short-Term Bond Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security, but may consider doing so. The types of securities that the fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

By limiting the maturity of its portfolio securities the fund seeks to moderate principal fluctuations. In addition, the fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

In addition to a wide range of corporate and government debt obligations, the fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. The fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the fund's net assets.

While maturity and credit quality are the most important investment factors, other factors considered by the Advisor when making investment decisions include:

               - Current yield and yield to maturity.

               - Potential for capital gain.

Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the investment strategy of the fund.

The  fund  invests  primarily  in  short-term   investment  grade   fixed-income
securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities.

The fund's investment performance is subject to a variety of risks, such as:


      o BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond's price to fall. Interest rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer term bond when interest rates rise.


      o SELECTION RISK. This means that the particular bonds that are selected for the Fund may under perform the market or other funds with similar objectives.


      o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity rate. This is a risk especially associated with mortgage and asset-backed securities.

      o INVESTMENT GRADE BONDS RISK. Bonds that are rated in the top four credit categories by at least one NRSRO at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality. Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; ratings are no guarantee of quality.


      o BELOW INVESTMENT GRADE BONDS RISK. These bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a bond's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. This risk will be more pronounced to the extent the fund invests in securities rated below investment grade, or "junk bonds." Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

      o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

      o FOREIGN ISSUER RISK. The fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.

PERFORMANCE

The bar chart and table provide an indication of the risks of an investment in the fund by showing how the fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 1-3 Year Government/Credit Index referenced in the table below is an index composed of all bonds of investment grade with a maturity between one and three years. The information provided regarding the Lipper Short Investment Grade Debt Funds Index shows how the fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

The bar chart shows the fund's total returns for Class A shares for the last calendar year. Prior to November ___, 2004, the fund was named the LEADER Short Term Bond Fund and Class A shares of the fund were named the Investor A Shares. The returns for Class I shares (formerly named Institutional Shares) of the fund differ from the Class A shares to the extent their respective expenses differ. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the fund's shares.

For periods prior to the commencement of operations of Class A shares, formerly Investor A Shares (3/8/2001), performance information shown in the bar chart and table for those classes is based on the performance of the fund's Institutional Shares, which would have had substantially similar annual returns compared to the former Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares. The Institutional Shares are now named Class I shares.

Past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.


CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A)

The following bar chart illustrates the annual total returns for the fund's Class A shares. The returns for Class I shares of the fund differ from the Class A shares shown in the bar chart to the extent their respective expenses differ. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

        TOTAL RETURNS

        2002           5.14%

        2003           ____%

Year-to-date performance as of 8/31/04:     _____%

Highest quarterly return during years
 shown:                                     _____% (quarter ended ____________)
Lowest quarterly return during years
 shown:                                     _____% (quarter ended ____________)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003

The table below shows how the average annual total returns (adjusted to reflect maximum applicable sales charges) for the fund's shares (before and after taxes) compare to those of the Lehman Brothers 1 - 3 year Government/Credit Index and the Lipper Short Investment Grade Debt Funds Index. The table also shows the Class A (formerly Investor A Shares) total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and sales of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR    (1/5/2001)
--------------------------------------------------------------------------------
Class A(formerly Investor A Shares)-Return Before Taxes     _____%      _____%
  Return After Taxes on Distributions                       _____%      _____%
  Return After Taxes on Distributions & Sales of Fund
    Shares                                                  _____%      _____%
Class I (formerly Institutional Shares)-Return Before
  Taxes                                                     _____%      _____%
Lehman Brothers 1 - 3 Year Government/Credit Index(1)       _____%      _____%
Lipper Short Investment Grade Debt Funds Index(1)           _____%      _____%

(1) The Lehman Brothers 1 - 3 Year Government/Credit Index is a an index composed of all bonds of investment grade with a maturity between one and three years. The Lipper Short Investment Grade Debt Funds Index is an index of funds that the Advisor believes have similar investment objectives to the fund. Index returns do not reflect any deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                               Class A       Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                               4.75%(1)      None
(as a percentage of offering price)

Maximum deferred sales charge (Load) (as a                None          None
percentage of the lesser of the offering price or net asset value)

Maximum Sales charge (Load) imposed on reinvested         None          None
dividends and other distributions

Redemption fee (as a percentage of amount redeemed)       2.00%(2)      2.00%

Exchange fee                                              None          None

Maximum Account fee                                       None          None

(1) No sales charge is imposed for purchases of $1 million or more.
(2) Subject to limited exceptions, a 2.00% redemption fee, retained by the fund, is imposed on redemptions of Class A shares held for less than 30 days.

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from fund assets)                             Class A       Class I
--------------------------------------------------------------------------------
Management fee                                         0.55%         0.55%
Less fee waiver(1)                                    (0.20%)(1)    (0.20%)(1)
Distribution (12b-1) and service fees                  0.25%         0.00%
Other expenses                                         0.45%         0.46% (2)
                                                       ------------- -----------
Total annual fund operating expenses                   1.05%         0.81%
                                                       ============= ===========

(1) The Adviser has agreed to voluntarily waive 0.20% of its management fee as of the date of this Prospectus.
(2) The Administrator has agreed to waive the administrative services fee for Class I shares.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                  Class A          Class I
                                             -----------------------------------
1 Year                                             $____            $____
1 Year (if shares are not redeemed)                $____            $____
3 Years (whether or not shares are                 $____            $____
redeemed)
5 Years (whether or not shares are                 $____            $____
redeemed)
10 Years (whether or not shares are                $____            $____
redeemed)

YOUR ACCOUNT

BUYING SHARES If you are buying shares through a Morgan Keegan financial advisor, he or she can assist you with all phases of your investment.

MINIMUM INITIAL INVESTMENT FOR CLASS A SHARES OF THE SHORT-TERM BOND FUND:

o     $1,000
o     $500 for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENT FOR THE SHORT-TERM BOND FUND:

o     $100 for any account

Initial and subsequent investments in an IRA account established on behalf of a non-working spouse of a shareholder who has an IRA invested in the fund require a minimum amount of only $_____. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended (the "Code").

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan financial advisor, please use the instructions on these pages.

CHOOSING A SHARE CLASS

The fund offers two share classes. Each class has its own expense structure.

[Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount OR if you plan to hold your shares for a long period, Class A shares may make the most sense for you. ]

Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan financial advisor can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A -- FRONT LOAD

o Initial sales charge of 4.75% for the Short-Term Bond Fund (as a percentage of offering price which includes the sales load); see schedule below.
o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more. "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Morgan Keegan investments as part of your current investment.
o "Letter of intent" allows you to count all investments in this or other Morgan Keegan funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

--------------------------------------------------------------------------------
                    SHORT-TERM BOND FUND CLASS A SALES CHARGE
--------------------------------------------------------------------------------
Your Investment         As a % of Offering Price   As a % of Net Amount Invested
up to $49,999                    _____%                        _____%
$50,000 to $99,999               _____%                        _____%
$100,000 to $249,999             _____%                        _____%
$250,000 to $499,999             _____%                        _____%
$500,000 to $999,999             _____%                        _____%
$1 million and over              _____%(1)                     _____%(1)
--------------------------------------------------------------------------------

(1) You can purchase $1 million or more of Class A shares without a sales charge. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge if you redeem within 12 months of the date of purchase. The contingent deferred sales charge on redemptions of shares is 1% of the lesser of the purchase price of the shares or their net asset value at the time of redemption. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest shares held first. The distributor may pay a dealer concession and/or service fee for purchases of $1 million or more.


CLASS I -- NO LOAD

o     No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.
o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your Morgan Keegan financial advisor for information).

POLICIES FOR BUYING SHARES

Once you have chosen a share class, complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price. To purchase shares at the next computed net asset value an investor must submit an order to Morgan Keegan by completing the enclosed purchase application and sending it along with a check to Morgan Keegan at the address listed in the application or through a pre-authorized check or transfer plan offered by other financial institutions.

PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to your Morgan Keegan financial advisor or Morgan Keegan at 50 Front Street, Memphis, TN 38103.

ANTI-MONEY LAUNDERING LAWS. If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value ("NAV").

Call your Morgan Keegan financial advisor or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

TO ADD TO AN ACCOUNT

BY PHONE. Contact Morgan Keegan at 800-366-7426.

BY CHECK. Fill out the investment stub from an account statement, or indicate the fund name and share class on your check. Make checks payable to "Morgan Keegan." Mail the check and stub to Morgan Keegan at 50 Front Street, Memphis, TN 38103.

SYSTEMATIC INVESTMENT. Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan financial advisor or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

BUYING SHARES THROUGH A FINANCIAL ADVISOR

BY MAIL. Send a completed purchase application to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request, you or your financial advisor can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you promptly. Purchase requests, where the investor making the request does not currently have an account with Morgan Keegan, must be made by written application and be accompanied by a check to Morgan Keegan.

BY EXCHANGE. Read the section of the prospectus for the fund into which you are exchanging. Call Morgan Keegan at 800-366-7426 or visit our website at www.morgankeegan.com. All exchanges will be made by telephone.

BY SYSTEMATIC INVESTMENT. See plan information on page 25.

MORGAN KEEGAN & CO., INC.
50 Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, Central time)

INTERNET

www.morgankeegan.com

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS. Please submit instructions in writing when any of the following apply:

o     You are selling more than $100,000 worth of shares
o     The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class
o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

      CORPORATE ACCOUNTS:  certified copy of a corporate resolution
      FIDUCIARY ACCOUNTS:  copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. All requests received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

TO SELL SOME OR ALL OF YOUR SHARES

THROUGH A FINANCIAL ADVISOR

BY MAIL. Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC WITHDRAWAL. See plan information on page 25.

MORGAN KEEGAN & CO., INC.
50 Front Street
Memphis, TN 38103

Call toll-free:  1-800-366-7426
(8:30 a.m.  -  4:30 p.m., business days, Central time)

INTERNET
www.morgankeegan.com

ACCOUNT POLICIES

BUSINESS HOURS. The fund is open the same days as the NYSE (generally Monday through Friday). Representatives of the fund are available normally from 8:30 a.m. to 4:30 p.m. Central time on these days.

CALCULATING SHARE PRICE. The offering price of a share is its net asset value plus a sales charge, if applicable. The fund calculates the NAV of its shares every day the NYSE is open for business, as of the close of the customary trading session (usually 4:00 p.m. Eastern time), or any earlier NYSE closing time that day, by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. The Short-Term Bond Fund normally obtains market values for their portfolio securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market value. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market quote a fair value estimate made according to methods approved by the Board of Directors. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can't buy or sell fund shares.

TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your financial advisor can also use these privileges to request exchanges on your account, and with your written permission, redemptions.

As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time. The fund will provide 7 days' prior written notice before suspending or eliminating telephone privileges.

EXCHANGE PRIVILEGES. Beginning January 1, 2005, you may exchange shares of the fund for shares of any series of Morgan Keegan Select Fund, Inc. without a sales charge. Your new fund shares will be the same class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment. You may also exchange shares between Morgan Keegan Select Fund, Inc. and Regions Morgan Keegan Select Funds at net asset value. You should obtain a prospectus from your Morgan Keegan financial advisor for any fund you wish to exchange into. Please read the applicable prospectus carefully before you request an exchange.

Because frequent exchanges can interfere with fund management and drive up costs for all shareholders, the fund limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. If you exceed that number of exchanges, your account may be restricted from further exchanges. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The fund will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNTS WITH LOW BALANCES. If the value of your account falls below $500 due to exchanges and redemption, Morgan Keegan may mail you a notice asking you to either bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of the same or another Morgan Keegan Fund at net asset value, without payment of a sales charge.

PROXY VOTING POLICIES AND PROCEDURES. The fund votes proxies related to the fund's securities according to a set of policies and procedures approved by the fund's Board of Directors. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for the fund by visiting Regions Financial Corporation's website at www.regions.com.

ADDITIONAL POLICIES

Please note that the fund maintains additional policies and reserve certain rights, including:

Class A shares may be acquired without a sales charge if the purchase is made through a Morgan Keegan financial advisor who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds, noted in (2) above, from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other mutual fund shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these shares and further provided that the purchase of the Class A shares of the fund is made within 30 days of that redemption.

The fund may varies its initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares or refuse a purchase order. Additionally, in accordance with applicable law, the fund may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

PRIVACY NOTICE

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

      *The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Funds, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, FSB, Rebsamen Insurance, and other Regions affiliates.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in a fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days' notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from a fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

AUTOMATED INVESTMENTS OR WITHDRAWALS. Set up regular investments or withdrawals to suit your needs and let Morgan Keegan do the work for you.

MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

DIVIDEND REINVESTMENT. Have your dividends automatically reinvested at no sales charge.

EXCHANGES. It's easy to move money from one fund to another with no exchange fees. (The exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com.

OPENING AN ACCOUNT. Opening a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your financial advisor can help you determine which fund is right for you. He or she is trained to understand investments and can help speed the application process.

SERVICES. Take advantage of everything your financial advisor and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your financial advisor can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.

Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

FUND'S INVESTMENT ADVISER

The fund is managed by Morgan Asset Management, Inc., 417 North 20th Street, Birmingham, AL 35203. Pursuant to the fund's advisory agreement, the Adviser is responsible for the investment management of the fund, including making investment decisions and placing orders to buy, sell or hold a particular security. The Short-Tern Bond Fund pays the Adviser an advisory fee equal to an annual rate of 0.55% of its average daily net assets. Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions Financial Corporation, a publicly held financial holding company that provides banking and other financial services. The Adviser also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of seventeen funds. The Adviser has, as of September 30, 2004, more than $____ billion in total assets under management.

FUND'S PORTFOLIO MANAGERS

James C. Kelsoe, CFA, serves as co-portfolio manager of the fund, and as manager of Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, two other series of Morgan Keegan Select Fund, Inc.; RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc., closed-end investment companies traded on the NYSE. Mr. Kelsoe is a senior portfolio manager for the Adviser, where he is responsible for over $2 billion in assets under management and serves as a member of the Adviser's strategy group which oversees over $10 billion in assets. Mr. Kelsoe has been with the Adviser since 1991 and has been recognized by Morningstar and Lipper as a top portfolio manager. He joined Morgan Keegan in 1991 and has been in the investment business since 1986. He received a B.S. in Finance from the University of Alabama in 1986.

Rip Mecherle, CFA, serves as co-portfolio manager of the fund and as assistant portfolio manager of Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, two other series of Morgan Keegan Select Fund, Inc.; RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc., closed-end investment companies traded on the NYSE. Mr. Mecherle has been with the Adviser since 1998. He received a B.A. in History and a B.A. in Foreign Affairs from the University of Virginia in 1992 and an M.B.A. from Cornell University's Johnson Graduate School of Management in 1998.

FUND'S DISTRIBUTOR

Morgan Keegan acts as the distributor of the fund's shares. It also is a wholly owned subsidiary of Regions Financial Corporation. The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of the Class A shares and for shareholder servicing. Morgan Keegan bears costs including printing and distributing prospectuses to investors, preparing and distributing sales literature and compensation of its employees involved in the sales of shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

INCOME AND CAPITAL GAIN DISTRIBUTIONS. The fund distributes all its net investment income and net capital gain to its shareholders. Using projections of its future income, the Short-Term Bond Fund declares dividends from its net investment income daily and pays them monthly. The fund distributes net capital gains annually, if any.

You may have your distributions reinvested in shares of the distributing class of the fund or credited to your brokerage account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in shares of the distributing class of the fund.

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. In general, any dividends and distributions of the excess of net short-term capital gains over net long-term capital losses you receive from the fund are taxable as ordinary income, except that a fund's dividends attributable to "qualified dividend income" (I.E., dividends received on stock of U.S. and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the fund dividends were paid. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gains, which also are subject to a 15% maximum federal income tax rate for individual shareholders (as a result of enactment of the 2003 Act) to the extent the distributions are attributable to net capital gain the fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

Every year, your fund will send you information detailing the amounts of dividends and net capital gain distributed to you for the previous year.

The sale (redemption) of fund shares is a taxable event and may produce a gain or loss. For tax purposes, an exchange is treated the same as a sale. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003 and December 31, 2008, of his or her fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in a fund shortly before a capital gain distribution or dividend payment date, because when the fund makes the distribution, you will receive some of your investment back as a taxable distribution, or

o Selling shares of a fund at a loss for tax purposes and reinvesting in shares of that fund within 30 days before or after that sale, because such a transaction is considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING. By law, the fund must withhold 28% of distributions and redemption proceeds otherwise payable to you if you have not provided complete, correct taxpayer identification information and 28% of your distributions if you are otherwise subject to backup withholding.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and other distributions). This information for the year ended August 31, 2004 was audited by PricewaterhouseCoopers, LLP, independent auditors, whose report, along with the fund's financial statement, is included in the fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004. KPMG LLP was the fund's independent auditor for the years presented prior to August 31, 2004.. Prior to November ___, 2004, the fund was a series of LEADER Mutual Funds. Annual Reports may be obtained without charge by calling 1-800-564-2188.

                                     REGIONS MORGAN KEEGAN SELECT LEADER SHORT-TERM BOND FUND
                                                          CLASS A
                            -------------------------------------------------------------------
                                 For the Year   For the Year  For the Year   For the Year
                                    Ended          Ended         Ended          Ended
                                  August 31,     August 31,    August 31,     August 31,
                                    2004           2003          2002           2001
                            -------------------------------------------------------------------
Net Asset Value,
beginning of period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
    Securities

Total from Investment
Operations

LESS DISTRIBUTIONS
Dividends (from net
  investment income)
Distributions (from
  realized gains)
Net Asset Value, end of
  period
Total Return(1)

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of
  period
Expenses to Average Net
  Assets(2),(3)
Net Investment Income
  to Average Net Assets(3)
Portfolio Turnover Rate

                                     REGIONS MORGAN KEEGAN SELECT LEADER SHORT-TERM BOND FUND
                                                          CLASS I
                            -------------------------------------------------------------------
                                 For the Year   For the Year  For the Year   For the Year
                                    Ended          Ended         Ended          Ended
                                  August 31,     August 31,    August 31,     August 31,
                                    2004           2003          2002           2001
                            -------------------------------------------------------------------
Net Asset Value,
beginning of period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
    Securities

Total from Investment
Operations

LESS DISTRIBUTIONS
Dividends (from net
  investment income)
Distributions (from
  realized gains)
Net Asset Value, end of
  period
Total Return(1)

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of
  period
Expenses to Average Net
  Assets(2),(3)
Net Investment Income
  to Average Net Assets(3)
Portfolio Turnover Rate

MORGAN KEEGAN SELECT FUND, INC.

ACCOUNT APPLICATION

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT. MORGAN KEEGAN IS REQUIRED BY FEDERAL LAW TO OBTAIN FROM EACH PERSON WHO OPENS AN ACCOUNT CERTAIN PERSONAL INFORMATION INCLUDING NAME, STREET ADDRESS AND DATE OF BIRTH AMONG OTHER INFORMATION, WHICH WILL BE USED TO VERIFY IDENTITY. IF YOU DO NOT PROVIDE US WITH THIS INFORMATION, WE WILL NOT BE ABLE TO OPEN THE ACCOUNT. IF WE ARE UNABLE TO VERIFY YOUR IDENTITY, MORGAN KEEGAN RESERVES THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE OTHER STEPS WE DEEM REASONABLE.

      o    Do not use this Application for IRA or Keogh Plans.
      o    For  special  forms  or  if  you  need  assistance   completing  this
           Application, Please call your Morgan Keegan financial advisor or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures.
Please use blue or black ink only.

1.    FUND CHOICE

___   Regions Morgan Keegan Select LEADER Short-Term Bond Fund

      ___ Class A
      ___ Class I

If you choose to invest in more than one fund initially, please also indicate the total purchase amount and how you wish to have your initial investment split among the fund and other funds in Morgan Keegan Select Fund, Inc.

$__________________ to the Regions Morgan Keegan Select LEADER Short-Term Bond
 Fund.
$__________________ to the Regions Morgan Keegan Select Intermediate Bond Fund. $__________________ to the Regions Morgan Keegan Select High Income Fund. (Not available to new shareholders after December 31, 2002.)

2.    ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

[ ]   Individual or Joint Account*


________________________________________________________________________________
Owner's name (first, middle initial, last) AND Joint owner's name (first, middle initial, last)

* Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR

[ ]   UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)

________________________________________________________________________________
Minor's name (first, middle initial, last - one minor only)

Under the _________________________________Uniform Gifts/Transfers to Minors Act
                      State

_______/______/_______
Minor's date of birth

OR

[ ]   TRUST

________________________________________________________________As trustee(s) of
Trustee(s) name

______________________________________________________________for the benefit of
                      Name of trust agreement

Beneficiary's name (if applicable)______________ Date of trust agreement__/__/__

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan financial advisor or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.

OR

[ ]   CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY

________________________________________________________________________________
Name of Corporation, Partnership, Estate or Other Entity

________________________________________________________________________________
Type of Entity

For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan financial advisor or Morgan Keegan Fund Services at 1-800-366-7426.

3.    ADDRESS

________________________________________________________________________________
Street or P.O. Box                                        Apt. No.


________________________________________________________________________________
City                         State                        Zip Code


(         )                                 (         )
Daytime phone number                        Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


________________________________________________________________________________
Country of permanent residence

4.      SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER

[_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____]

      o    INDIVIDUAL ACCOUNTS. Specify the Social Security number of the owner.
      o JOINT ACCOUNTS.* Specify the Social Security number of the first named owner.
      o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS . Specify the minor's Social Security number.
      o CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS. Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the fund.

* In ADDITION to the above, Joint accounts must also specify the Social Security number of the second named owner here.

[_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____]

5. INVESTMENT METHOD (MINIMUM INVESTMENT: INTERMEDIATE BOND FUND & HIGH INCOME FUND - $1,000)

[ ]   CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

For $   ________________________________________________________________________
        Amount


6.    DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS
CHECK ONE ONLY. IF YOU DO NOT CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED.

___   Reinvest all dividends and capital gain distributions.

___   Pay all dividends and capital gain distributions by check.

___   Pay all dividends by check and reinvest all capital gain distributions.


7.    SYSTEMATIC INVESTMENT PLAN (SIP)
PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN MUTUAL FUND ACCOUNT.

___   Yes, I (we) want the Morgan Keegan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s)).

___ 1st           ___ 15th           ___ both dates

Amount you would like to invest each time:  $______________

8.    TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among Morgan Keegan funds with the same registration.

Please check one: I (we) do ___, do not ____ want the TELEPHONE REDEMPTION privilege.
Please check one: I (we) do ___, do not ____ want the TELEPHONE EXCHANGE privilege.

9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


________________________________________________________________________________
Owner's occupation                              Owner's date of birth


________________________________________________________________________________
Owner's employer's name


________________________________________________________________________________
Owner's employer's address


________________________________________________________________________________
Joint owner's occupation                        Joint owner's date of birth


________________________________________________________________________________
Joint owner's employer's name


________________________________________________________________________________
Joint owner's employer's address

10.   SIGNATURE  By signing below, you certify and agree that:

You have received a current fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any fund into which you may exchange.

You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors).

The fund's Transfer Agent, Morgan Keegan, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries reasonably believed to be genuine.

You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its agencies, and are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other agency.

The net asset value of funds of this type will fluctuate from time to time.

TAXPAYER IDENTIFICATION NUMBER CERTIFICATION

The IRS requires all taxpayers to write their Social Security number or other Taxpayer Identification Number in Section 4 of this Application and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of 28% of all taxable dividends and other distributions paid to your account and proceeds from redemptions of your shares (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

(1) The Social Security Number or other Taxpayer Identification Number on this Application is correct and (2) you are not subject to backup withholding because
(a) you are exempt from backup withholding; (b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or (c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X
________________________________________________________________________________
OWNER OR CUSTODIAN

X
________________________________________________________________________________
JOINT OWNER (IF ANY), CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.

Date____________________     Title_______________________________

Mailing Instructions
Please mail the application to:

BISYS Fund Services, Inc. (until December 31, 2004).

Your Morgan Keegan financial advisor (beginning January 1, 2005).

Or

UNTIL DECEMBER 31, 2004:
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio  43219

BEGINNING JANUARY 1, 2005:
Morgan Keegan Select Fund, Inc.
50 Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.


-------------------------------------------
OFFICE USE ONLY

Account Number ______________________

Rep Number __________________________

-------------------------------------------

[BORDER GRAPHIC]
[MORGAN KEEGAN SELECT FUND, INC.]

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated November ___, 2004, containing further information about the fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance.

Free copies of the annual and semi-annual reports and SAI may be obtained:

      o UNTIL DECEMBER 31, 2004: By calling -800-219-4182 or writing to BISYS Fund Services, Inc. at 3435 Stelzer Road, Columbus, Ohio 43219

      o    From your Morgan Keegan financial advisor;

      o    By calling Morgan Keegan at 800-564-2188;

      o    By writing to Morgan Keegan at the address noted below; or

      o    By accessing the Edgar Database on the SEC's website at www.sec.gov

Information about the fund (including shareholder reports and the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-942-8090 for further information). You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                                 50 Front Street
                                Memphis, TN 38103
                                 1-800-366-7426









Investment Company Act File No. 811-09079.

                         MORGAN KEEGAN SELECT FUND, INC.
            Regions Morgan Keegan Select LEADER Short-Term Bond Fund

                          Morgan Keegan & Company, Inc.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 1-800-366-7426



                       STATEMENT OF ADDITIONAL INFORMATION



      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the fund's Prospectus, dated November ___, 2004, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the fund's distributor, by writing to the above address or by calling the toll-free number listed above.


--------------------------------------------------------------------------------


                               November ___, 2004

                                TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION............................................1
GENERAL INFORMATION............................................................1
INVESTMENT LIMITATIONS AND POLICIES............................................2
   Investment Limitations of the Fund..........................................2
   Investment Instruments and Strategies.......................................5
ADDITIONAL TAX INFORMATION....................................................16
   General....................................................................16
   Dividends and Other Distributions..........................................16
   Redemptions................................................................17
   Hedging Strategies.........................................................17
   Original Issue Discount Securities.........................................19
   Backup Withholding.........................................................19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19
   Letter of Intent...........................................................19
   Sales Charge Waivers.......................................................20
   Additional Information on Redemptions......................................20
VALUATION OF SHARES...........................................................21
PURCHASE OF SHARES............................................................21
   Class A Shares.............................................................21
   Class I Shares.............................................................22
PERFORMANCE INFORMATION.......................................................22
   Total Return Calculations..................................................22
   Other Information..........................................................25
TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS....................................26
   Individual Retirement Accounts - IRAs......................................26
   Self-Employed Individual Retirement Plans - Keogh Plans....................26
   Simplified Employee Pension Plans - SEPPS, and  Savings
     Incentive Match Plans for Employees - SIMPLES............................27
DIRECTORS AND OFFICERS........................................................27
    Interested Directors......................................................27
    Independent Directors.....................................................28
    Officers..................................................................30
PRINCIPAL SHAREHOLDERS........................................................35
INVESTMENT ADVISER............................................................36
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................37
DISTRIBUTOR...................................................................39
PROXY VOTING POLICIES AND PROCEDURES..........................................41
DESCRIPTION OF THE FUND'S SHARES..............................................42
ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING
  AGENT AND PORTFOLIO ACCOUNTING SERVICE AGENT................................43
LEGAL COUNSEL.................................................................43
INDEPENDENT AUDITORS..........................................................43

Dated:  November ___, 2004

                               GENERAL INFORMATION

      The Morgan Keegan Select Fund, Inc., is an open-end investment management company (the "Company") organized as a Maryland corporation on October 27, 1998. The Company consists of three series: Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund and Regions Morgan Keegan Select LEADER Short-Term Bond Fund. Prior to November ___, 2004, Regions Morgan Keegan Select LEADER Short-Term Bond Fund was a series of the LEADER Mutual Funds and was named the LEADER Short-Term Bond Fund. Regions Morgan
Keegan Select Intermediate Bond Fund ("Intermediate Fund"), Regions Morgan Keegan Select High Income Fund ("High Income Fund"), and Regions Morgan Keegan Select LEADER Short-Term Bond Fund ("Short-Term Bond Fund") are diversified series of the Company. Each fund has its own investment objective and policies as described in the funds' Prospectuses. The Intermediate Fund and High Income Fund issue three classes of shares: Class A shares, Class C shares and Class I shares. The Short-Term Bond Fund issues two classes of shares: Class A shares and Class I shares.

As described in its Prospectus, the fund seeks to provide a high level of current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by Morgan Asset Management, Inc., the fund's adviser, to be of comparable quality). The types of securities that the fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. The fund may also, but is not limited to, investing in: corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of the adviser; asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables; direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority; collateralized mortgage obligations; and repurchase agreements collateralized by eligible investments. The fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security, but may consider doing so. However, the fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

                       INVESTMENT LIMITATIONS AND POLICIES

      The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.

      The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (a majority of the outstanding voting securities of a fund is defined under the Investment Company Act of 1940, as amended ("1940 Act") as the lesser of (i) 67% or more of the fund's shares present at a meeting if more than 50% of the outstanding shares of the fund are present and represented by proxy, or (ii) more than 50% of the outstanding shares of the fund) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF THE FUND

      THE FOLLOWING ARE THE SHORT-TERM BOND FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

      (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      (3) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

      (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

      (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

      (7) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non- fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS ("BOARD") WITHOUT SHAREHOLDER APPROVAL. THE FUND MAY:

      (1) Invest in companies for the purpose of exercising control or management.

      (2) Purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Short-Term Bond Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

      (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

      (4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

      (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

      (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction
      (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      (7) Purchase or retain securities of an issuer if officers and Trustees of the Company and officers and directors of its investment Adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

      (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

      (9) Purchase any illiquid security if, as a result, more than 15% of the fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

      (10) Write or purchase puts, calls or combinations of both except that the fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      (11) Invest, under normal circumstances, less than 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

Any notice required to be delivered to shareholders of the fund for the purpose of announcing an intended change in non-fundamental policy (11) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

The fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of the fund's net assets.

Although authorized to invest in restricted securities, the fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, the fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, the fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

INVESTMENT INSTRUMENTS AND STRATEGIES

      The following pages contain more detailed information about types of instruments in which the fund may invest, strategies that Morgan Asset
Management, Inc., the fund's investment adviser (the "Adviser"), may employ in pursuit of the fund's investment objective, and a summary of related risks. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goals.

U.S. GOVERNMENT SECURITIES. As described in the Prospectus, the fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

      - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

      - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

      - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

      - "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

         - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

         As described in the fund's Prospectus, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the fund's net asset value.

TAX-EXEMPT SECURITIES. As used in this Statement of Additional Information, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

WHEN-ISSUED SECURITIES. The fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Company's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. The fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the fund's investment criteria. The fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the fund's payment obligation).

ZERO COUPON BONDS. The fund may invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the fund to sell such securities at such time.

REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements, by which the fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES. The fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. The fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the fund. The fund pays various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the fund has rights to sell the collateral. However, the fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS. The fund may engage in options transactions for hedging purposes.

An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The fund may engage in both types of options.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. The fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The successful use of options depends in part on the ability of the Adviser to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, the fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the fund holds options positions, the fund will pay the cost of acquiring those positions
(brokerage costs). As a result of these factors, the fund's total return for such period may be less than if it had not engaged in the hedging transaction.

An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of the fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The fund intends to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts.

The fund may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, a fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the a fund holds cash reserves and short-term investments and an adviser expects interest rates to fall, a fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized.

Options on futures contracts may also be used for hedging. For example, if the value of a fund's portfolio securities is expected to decline as a result of an increase in interest rates, the fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the fund might purchase call options as a substitute for the purchase of futures contracts.

When a fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The fund will not purchase or sell futures contracts or related options if as a result the fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

FUTURES CONTRACTS. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is affected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

The fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. The fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

CALL OPTIONS ON FUTURES CONTRACTS. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the fund may purchase a call option on a futures contract to hedge against a market advance when the fund is not fully invested.

PUT OPTIONS ON FUTURES CONTRACTS. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The fund may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The fund may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

The fund will not "over-hedge;" that is, the fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

OPTIONS TRANSACTIONS. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing

Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Company, the Adviser and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the fund's ability to purchase or sell options on a particular security.

FUTURES TRANSACTIONS. Investment by a fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a fund would experience either a loss or gain on the future that is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

The amount of risk a fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

The successful use of transactions in futures and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a fund or such rates or index levels move in a direction opposite to that anticipated, a fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES. The fund may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the fund may be:

      collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

- collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

- securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

The fund will note invest more than 25% of its total assets in CMOs.

The fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees a fund pays the Adviser and a fund's other expenses.

PORTFOLIO TURNOVER. The fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with the fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of the fund's investment policies, the fund's portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne by the fund, thereby decreasing the funds' total return. High turnover rates may also result in a higher level of taxable capital gains.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. THESE PROVISIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE OR ADMINISTRATIVE ACTION, AND ANY SUCH CHANGE MAY BE RETROACTIVE. Investors are urged to consult their own tax advisers for more detailed information and for information regarding other federal tax considerations and any state, local or foreign taxes that may be applicable to them.

GENERAL

      The fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, or futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

      If the fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

      A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for (1) the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008 (recently enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and (2) the dividends-received deduction allowed to corporate shareholders. The eligible portion for the fund may not exceed the aggregate dividends the fund receives from domestic corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on the fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by the fund of net capital gain do not qualify for the 15% rate on the dividends-received deduction.

      Dividends and other distributions declared by the fund in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays them during the following January. Accordingly, those distributions will be taxed to the shareholders for the year in which that December 31 falls.

      A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

      A redemption of the fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of fund shares for shares of another fund in the Morgan Keegan family of funds ("Morgan Keegan Fund"), generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of that fund or acquires Class A shares of another Morgan Keegan Fund, including such other fund, without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis in the shares subsequently acquired. In addition, if a shareholder purchases shares of a fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.

      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

HEDGING STRATEGIES

      The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a fund derives with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Certain futures and foreign currency contracts in which a fund may invest will be "section 1256 contracts." Section 1256 contracts a fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

      Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

      If a fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contracts or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures or forward contract entered into by a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ORIGINAL ISSUE DISCOUNT SECURITIES

      The fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, the fund must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because a fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of securities, if necessary. A fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

BACKUP WITHHOLDING

      The fund generally is required to withhold and remit to the U.S. Treasury 28% (except as noted below) of all distributions (including capital gain dividends) and redemption or repurchase proceeds otherwise payable to any individual or certain other non-corporate stockholders who fail to properly furnish the fund with a correct taxpayer identification number. Withholding at that rate also is required from all distributions otherwise payable to such a stockholder who has under-reported dividend or interest income or who fails to certify to a fund that he or she is not otherwise subject to that withholding (together with the withholding described in the preceding sentence, "backup withholding"). The backup withholding rate will increase to 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax, and any amounts withheld with respect to a stockholder may be credited against the stockholder's federal income tax liability.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

LETTER OF INTENT

      The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intent that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 13-month period. Investors may obtain a form of a Letter of Intent ("Letter") from their Morgan Keegan investment broker or, effective January 1, 2005, the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of a fund which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

SALES CHARGE WAIVERS

      The sales charge is waived on Class A shares of the fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, Directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Regions Financial Corporation ("Regions") (or its direct or indirect subsidiaries), or by Directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of more than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank, (b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and
(c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of the fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and
(iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases of Class I shares through Morgan Keegan Mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

ADDITIONAL INFORMATION ON REDEMPTIONS

      The right of investors to redeem their shares, and the date of payment for redemptions, may be suspended or postponed (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's per share net asset value. However, the fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

                               VALUATION OF SHARES

      Net asset value of the fund's shares will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas. Investments in securities traded on national securities exchanges are stated at the last-reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. The fund normally obtains market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued normally at amortized cost or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board.

      Foreign securities are valued based on prices furnished by independent brokers or quotation services that express the value of securities in their local currency. The Adviser gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign currencies from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of trading in that market, then that security will be valued as determined in good faith by a committee appointed by the Board.

      Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in the fund's net asset value, and the current market value of options sold by the fund will be subtracted from net assets. Securities of other open-end investment companies are valued at their respective net asset values.

                               PURCHASE OF SHARES

CLASS A SHARES

      Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the fund in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution. An initial sales charge is not imposed on purchases of $1,000,000 or more of Class A shares; however, if those shares are redeemed within 12 months from date of purchase, a 1% contingent deferred sales charge ("CDSC") will be imposed at the time of redemption. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class A shares.

CLASS I SHARES

      Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or a CDSC. Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

                             PERFORMANCE INFORMATION

      The fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The fund's share price will fluctuate and shares, when redeemed, may be worth more or less than originally paid.

TOTAL RETURN CALCULATIONS

      Average annual total return before taxes ("Return Before Taxes") is calculated according to the following formula:

                       n
               P(1 + T)      = ERV
where:         P             = a hypothetical initial payment of $1,000
               T             = average annual total return
               n             = number of years
             ERV             = ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of
                               that period

      Because each class of the fund has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of each fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the fund's sales charge on Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

      Average annual total return after taxes on distributions ("Return After Taxes on Distributions") is calculated according to the following formula:

                       n
               P(1 + T)      = ATV
                                  D
where:         P             = a hypothetical initial payment of $1,000
               T             = average annual total return (after taxes on
                               distributions)
               n             = number of years
             ATV
                D            = ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of
                               that period after taxes on fund distributions but not after taxes on redemptions

      Average annual total return after taxes on distributions and sale of fund shares ("Return After Taxes on Distributions and Sale of Fund Shares") is calculated according to the following formula:

                       n
               P(1 + T)      = ATV
                                  DR
where:         P             = a hypothetical initial payment of $1,000
               T             = average annual total return (after taxes on
                               distributions and redemption)
               n             = number of years
             ATV
                DR           = ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of
                               that period after taxes on fund distributions and redemptions

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown in the tables below. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the fund's sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formulas set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

      The fund may advertise yield, where appropriate. The fund's yield is computed by dividing net investment income per share determined for a 30-day period ("Period") by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard:


                               Yield = 2[>a-b   6
                                          ---+ 1< -1]
                                           cd

               a      =   dividends and interest earned during the period
where:         b      =   net expenses accrued during the period
               c      =   the average daily number of fund shares outstanding
                          during the period that would be entitled to receive
                          dividends
               d      =   the maximum offering price per share on the last day
                          of the period (NAV where applicable)


      In determining interest earned during the Period (variable "a" in the above formula), a fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

      With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) a fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) a fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

      The following tables show performance information before and after taxes for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                               SHORT-TERM
                                               BOND FUND*
  CLASS                                          CLASS A                CLASS I
  (INCEPTION DATE)                             (1/5/2001)             (3/8/2001)
--------------------------------------------------------------------------------

Year ended August 31, 2004

                                               SHORT-TERM
                                               BOND FUND*
  CLASS                                          CLASS A                CLASS I
  (INCEPTION DATE)                             (1/5/2001)             (3/8/2001)
--------------------------------------------------------------------------------

  Return Before Taxes**....................      _____%                 _____%
  Return After Taxes on Distributions......      _____%                 _____%
  Return After Taxes on Distributions and
  Sale of Fund Shares......................      _____%                 _____%
  Non-Standardized Return..................      _____%                 _____%

Inception to August 31, 2004
  Return Before Taxes**....................      _____%      _____%     _____%
  Return After Taxes on Distributions......      _____%      _____%     _____%
  Return After Taxes on Distributions and
  Sale of Fund Shares......................      _____%      _____%     _____%
  Non-Standardized  Return.................      _____%      _____%     _____%

* Prior to November ___, 2004, the fund was a series of LEADER Mutual Funds formerly named LEADER Short Term Bond Fund.

** All returns (except Non-Standardized Returns) for Class A shares reflect deduction of the current maximum sales charge of 4.75%. Class I shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for the Return Before Taxes and the Non-Standardized Return for the periods indicated.

OTHER INFORMATION

      From time to time the fund may  compare  its  performance  in  Performance
Advertisements to the performance of other mutual funds or various market indices. The fund may also quote rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market Fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual Funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

      The fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the fund or its performance to CDs, investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the fund are not insured or guaranteed by the U.S. government, the value of the fund's shares will fluctuate and shares, when redeemed, may be worth more or less than originally paid. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on funds' shares will vary.

      The fund's Performance Advertisements may reference the history of the fund's Adviser and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                   TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS

      As noted in the fund's Prospectus, an investment in fund shares may be appropriate for various types of tax-deferred retirement accounts and plans. In general, income earned through the investment of assets of such an account or plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these accounts and plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

      If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $3,000 for yourself or $6,000 for you and your spouse, regardless of whether your spouse is employed (which amounts are increased by $500 for each spouse who has attained age 50 by the end of the calendar year for which the contribution is made), or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to a "Roth IRA," distributions from which are not taxable under certain circumstances.

      An investment in fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you from the IRA. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

      Morgan Keegan will assist self-employed individuals to set up retirement plans through which fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities.
However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

      Morgan Keegan also will make available to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

      The officers of the fund are responsible for the operation of the fund under the direction of the Board. The officers and Directors of the fund and their principal occupations during the past five years are set forth below. Each Director and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103.

      An asterisk (*) indicates officers and/or Directors who are "interested persons" of the Company as defined by the 1940 Act by virtue of their positions with Morgan Keegan and Morgan Asset Management, Inc. (the "Adviser").

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN     OTHER
                   WITH FUNDS AND                                        FUND COMPLEX      DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                   DIRECTOR          DIRECTOR

INTERESTED DIRECTORS
Allen B. Morgan,   Director (Since     Mr.  Morgan has been Chairman of       22             Regions
Jr.*               1999)               Morgan  Keegan &  Company,  Inc.                     Financial
Age 62                                 since    1969   and    Executive                    Corporation
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management,  Inc. and of Regions
                                       Financial    Corporation   since
                                       1993 and 2001, respectively.

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN     OTHER
                   WITH FUNDS AND                                        FUND COMPLEX      DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                   DIRECTOR          DIRECTOR

INTERESTED DIRECTORS
J. Kenneth         Director (Since     Mr.  Alderman has been President       22               None
Alderman*          2003)               of Regions  Morgan  Keegan Trust
Age 52                                 Company   and  Chief   Executive
                                       Officer    of    Morgan    Asset
                                       Management,   Inc.  since  2002.
                                       He  has  been   Executive   Vice
                                       President  of Regions  Financial
                                       Corporation   since   2000.   He
                                       served  Regions  as Senior  Vice
                                       President       and      Capital
                                       Management  Group  Director  and
                                       investment    adviser   to   the
                                       Regions  Financial   Corporation
                                       proprietary   fund  family  from
                                       1995   to   2000.    He   is   a
                                       Certified Public  Accountant and
                                       Chartered Financial Analyst.

INDEPENDENT DIRECTORS

William            Director (Since     Mr. Mann has been  Chairman  and       22               None
Jefferies Mann     1999)               President  of Mann  Investments,
Age 71                                 Inc.         (real        estate
                                       investments/private   investing)
                                       since 1985.

James Stillman     Director (Since     Mr.   McFadden  has  been  Chief       22               None
R. McFadden        1999)               Manager       of        McFadden
Age 47                                 Communications,  LLC (commercial
                                       printing)    since    2002   and
                                       President  and Director of 1703,
                                       Inc.   (restaurant   management)
                                       since  1998.  He also has served
                                       as  a   Director   for   several
                                       private companies since 1997.

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN     OTHER
                   WITH FUNDS AND                                        FUND COMPLEX      DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                   DIRECTOR          DIRECTOR

INTERESTED DIRECTORS
Mary S. Stone      Director (Since     Ms.  Stone  has  held  the  Hugh       22               None
Age 54             2003)               Culverhouse   Endowed  Chair  of
                                       Accountancy  at  the  University
                                       of Alabama,  Culverhouse  School
                                       of  Accountancy  since 1981. She
                                       is also a  member  of  Financial
                                       Accounting   Standards  Advisory
                                       Council,    AICPA,    Accounting
                                       Standards   Executive  Committee
                                       and     AACSB      International
                                       Accounting         Accreditation
                                       Committee.
W. Randall         Director (Since     Mr.   Pittman   has  been  Chief       22               None
Pittman,           2003)               Financial  Officer  of  Emageon,
Age 50                                 Inc.   (healthcare   information
                                       systems)  since 2002.  From 1999
                                       to 2002, he was Chief  Financial
                                       Officer       of        BioCryst
                                       Pharmaceuticals,            Inc.
                                       (biotechnology).  From  1998  to
                                       1999,  he  was  Chief  Financial
                                       Officer  of  ScandiPharm,   Inc.
                                       (pharmaceuticals).   From   1995
                                       to 1998,  he  served  as  Senior
                                       Vice   President  -  Finance  of
                                       CaremarkRx   (pharmacy   benefit
                                       management).  From 1983 to 1995,
                                       he held various  positions  with
                                       AmSouth   Bancorporation   (bank
                                       holding   company),    including
                                       Executive   Vice  President  and
                                       Controller.  He  is a  Certified
                                       Public Accountant,  and was with
                                       the  accounting  firm of Ernst &
                                       Young, LLP from 1976 to 1983.

                   POSITION(S) HELD                                      PORTFOLIOS IN     OTHER
                   WITH FUNDS AND                                        FUND COMPLEX      DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                   DIRECTOR          DIRECTOR

INTERESTED DIRECTORS
Archie W. Willis                       Mr.  Willis  has been  President
III                Director (Since     of Community Capital  (financial       22               None
Age 46             2002)               advisory    and   real    estate
                                       development   consulting)  since
                                       1999  and  Vice   President   of
                                       Community  Realty  Company (real
                                       estate  brokerage)  since  1999.
                                       He was a  First  Vice  President
                                       of  Morgan   Keegan  &  Company,
                                       Inc.   from  1991  to  1999.  He
                                       also has  served  as a  Director
                                       of  Memphis  Telecom,  LLC since
                                       2001.

OFFICERS
                                                                             N/A               N/A
Carter  E.         President (Since    From  2002-present,  Mr. Anthony
Anthony*  Age 60   2003)               has  served  as  President   and
                                       Chief   Investment   Officer  of
                                       Morgan  Asset   Management  Inc.
                                       From  2000-2002,  he  served  as
                                       Executive   Vice  President  and
                                       Director  of Capital  Management
                                       Group,     Regions     Financial
                                       Corporation.    From   1989-2000
                                       Mr.     Anthony     was     Vice
                                       President-Trust     Investments,
                                       National Bank of Commerce.

Thomas R. Gamble*  Vice-President      Mr.    Gamble    has   been   an      N/A               N/A
Age 61             (Since 2003)        executive  at Regions  Financial
                                       Corporation  since 1981.  He was
                                       a  Corporate  IRA  Manager  from
                                       2000 to 2001 and a  Senior  Vice
                                       President  & Manager of Employee
                                       Benefits   at   the   Birmingham
                                       Trust   Department   of  Regions
                                       Bank from 1981 to 2000.

                   POSITION(S) HELD                                      PORTFOLIOS IN     OTHER
                   WITH FUNDS AND                                        FUND COMPLEX      DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                   DIRECTOR          DIRECTOR

INTERESTED DIRECTORS
Charles D.         Secretary and       Mr.  Maxwell has been a Managing      N/A               N/A
Maxwell*           Assistant           Director  of  Morgan   Keegan  &
Age 50             Treasurer (Since    Company,  Inc.  since  1998  and
                   1999)               Assistant      Treasurer     and
                                       Assistant  Secretary  of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1994.  He  has  been   Secretary
                                       and  Treasurer  of Morgan  Asset
                                       Management,   Inc.  since  1993.
                                       He was Senior Vice  President of
                                       Morgan  Keegan &  Company,  Inc.
                                       from 1995 to 1997.  Mr.  Maxwell
                                       was  also  with  Ernst  &  Young
                                       (accountants)  from 1976 to 1986
                                       and  served as a senior  manager
                                       from 1984 to 1986.

Joseph C. Weller*  Treasurer (Since    Mr.  Weller  has been  Executive      N/A               N/A
Age 65             1999)               Vice    President    and   Chief
                                       Financial   Officer   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969,  Treasurer  and  Secretary
                                       of  Morgan   Keegan  &  Company,
                                       Inc.  since  1969 and  Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management, Inc. since 1993.

                   POSITION(S) HELD                                      PORTFOLIOS IN     OTHER
                   WITH FUNDS AND                                        FUND COMPLEX      DIRECTORSHIPS
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       HELD BY
NAME AND AGE       SERVED              PAST FIVE YEARS                   DIRECTOR          DIRECTOR

INTERESTED DIRECTORS
J. Thompson        Assistant           Mr.  Weller  has been a Managing      N/A               N/A
Weller*,           Secretary           Director   and   Controller   of
Age 39             (Since 2003)        Morgan  Keegan &  Company,  Inc.
                                       since   October   2001.  He  was
                                       Senior   Vice    President   and
                                       Controller  of  Morgan  Keegan &
                                       Company,  Inc. from October 1998
                                       to October 2001,  Controller and
                                       First   Vice    President   from
                                       February  1997 to October  1998,
                                       Controller  and  Vice  President
                                       from 1995 to  February  1997 and
                                       Assistant  Controller  from 1992
                                       to 1995.

David M. George*   Chief Compliance    Mr.  George  is  a  Senior  Vice      N/A               N/A
Age 52             Officer             President  of  Morgan  Keegan  &
                                       Company,   Inc.  He  has  twenty
                                       years of industry  experience as
                                       a Financial Adviser,  Compliance
                                       Administrator,            Branch
                                       Administrative   Officer-Private
                                       Client  Group,  Branch  Manager,
                                       and   Assistant    Director   of
                                       Compliance.   Mr.  George  is  a
                                       member  of the NASD  District  5
                                       Focus   Group   and   Securities
                                       Industry           Association's
                                       Compliance and Legal Division

      As part of a restructuring of its Committees, in August 2003, the Board reorganized its Audit and Contract Review Committee into a standalone Audit Committee. The standing Audit Committee consists of all the Directors of the fund who are not interested persons of the Company, as that term is defined in the 1940 Act ("Independent Directors"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Company's financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended June 30, 2004, the Board's Audit Committee held [ONE] meeting.

      As of August 2003, the Board also has a standing Independent Directors Committee consisting of all the Independent Directors. The Independent Directors Committee replaces the Board's Nominating Committee and the contract review functions of its former Audit and Contract Review Committee. The Independent Directors Committee must determine at least annually whether the fund's advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Directors Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Director, assessing whether Directors should be added or removed from the Board and recommending to the Board policies concerning Independent Director compensation, investment in the fund and resources. The Independent Directors Committee will not consider nominees recommended by shareholders. For the fiscal year ended June 30, 2004, the Board's Independent Directors Committee held [ONE] meeting.

      In addition, the Company has a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Directors. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the fund or by an officer, director, employee or agent of the fund. For the fiscal year ended June 30, 2004, the Board's QLCC did not hold any meetings.

      Officers and Directors of the Company who are interested persons of the Company receive no salary or fees from the Company. Each Independent Director receives from the fund an annual retainer of [$4,000], a quarterly meeting fee of [$1,000] and reimbursement for related expenses for each meeting of the Board he or she attends. Independent Directors and Audit Committee Chairs receive from the fund annual compensation of [$2,000]. An additional [$1,500] is paid to the Independent Directors for attending special meetings in person, and an additional [$500] is paid for attending special meetings by telephone. No officer or Director is entitled to receive pension or retirement benefits from the Company or the fund.

      The table below sets forth the compensation paid to the Directors of the Company for the fiscal year ended June 30, 2004 and to the Trustees of the LEADER Mutual Funds for the fiscal year ended August 31, 2004. Prior to November ___, 2004, the fund was a series of the LEADER Mutual Funds and was named the LEADER Short Term Bond Fund.

                                            PENSION OR                               TOTAL
                                            RETIREMENT                           COMPENSATION
                          AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM COMPANY AND
 NAME AND POSITION      COMPENSATION      AS PART OF FUND     BENEFITS UPON      FUND COMPLEX
  WITH THE COMPANY    FROM THE COMPANY       EXPENSES          RETIREMENT      PAID TO DIRECTOR
-------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.       $_____               N/A                N/A               _____
Director

J. Kenneth Alderman        $_____               N/A                N/A              $_____

                                            PENSION OR                               TOTAL
                                            RETIREMENT                           COMPENSATION
                          AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM COMPANY AND
 NAME AND POSITION      COMPENSATION      AS PART OF FUND     BENEFITS UPON      FUND COMPLEX
  WITH THE COMPANY    FROM THE COMPANY       EXPENSES          RETIREMENT      PAID TO DIRECTOR
-------------------------------------------------------------------------------------------------
Director

James D.                   $_____               N/A                N/A              $_____
Witherington, Jr.
Director

William Jeffries           $_____               N/A                N/A              $_____
Mann
Director

James Stillman R.          $_____               N/A                N/A              $_____
McFadden
Director

Mary S. Stone              $_____               N/A                N/A              $_____
Director

W. Randall Pittman         $_____               N/A                N/A              $_____
Director

Archie W. Willis III       $_____               N/A                N/A              $_____
Director

Eugene K Cashman
Trustee

Harry R. Maier
Trustee

Neil Seitz
Trustee

Brad L. Badgley
Trustee

Alan W. Kennebeck
Trustee

      The following table sets forth the dollar range of equity securities beneficially owned by each Director in the fund and in all registered investment companies overseen by the Director as of December 31, 2003.

                                                            AGGREGATE DOLLAR RANGE OF
                                                             EQUITY SECURITIES IN ALL
                                                              REGISTERED INVESTMENT
                                 DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN BY
        NAME OF DIRECTOR         SECURITIES IN THE FUND      DIRECTOR IN FUND COMPLEX
-----------------------------------------------------------------------------------------
Allen B. Morgan, Jr.                     _____                        _____

J. Kenneth Alderman                      _____                        _____

James D. Witherington, Jr.               _____                        _____

William Jeffries Mann                    _____                        _____

James Stillman R. McFadden               _____                        _____

Mary S. Stone                            _____                        _____

W. Randall Pittman                       _____                        _____

Archie W. Willis III                     _____                        _____

                             PRINCIPAL SHAREHOLDERS

      As of November ___, 2004 Directors and officers owned in the aggregate less than [1%] of the outstanding Class A, Class C, and Class I shares of each fund in the Company. As of November ___, 2004 the following shareholders were shown in the Company's records as owning more than 5% of any class of a fund's shares:

                                                                  PERCENTAGE OF SHARES
                                      SHAREHOLDER NAME AND      BENEFICIALLY OWNED AS OF
             FUND NAME                      ADDRESS                OCTOBER ___, 2004
Intermediate Bond Fund, Class A

Intermediate Bond Fund, Class C

Intermediate Bond Fund, Class I



High Income Fund, Class A

High Income Fund, Class C
                                                                         None
High Income Fund, Class I

Short-Term Bond Fund, Class A

Short-Term Bond Fund, Class I

* The shareholders listed may be contacted c/o Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee, 38103.

                               INVESTMENT ADVISER

      Morgan Asset Management, Inc., a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of November ____, 2004. The Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser manages the investment and other affairs of the fund. The Adviser is responsible for managing the fund's portfolio securities and for making purchases and sales of portfolio securities consistent with the fund's investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the fund with office space as well as with executive and other personnel necessary for the operation of the fund. In addition, the Adviser is obligated to supply the Board and officers of the fund with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of Directors and officers of the fund who are employees of the Adviser and/or its affiliates.

      The fund bears separately all their other expenses that are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the fund's shares; expenses of registering and qualifying fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to the fund's shareholders; costs of stationery; costs of shareholders and other meetings of the fund; compensation and expenses of the Independent Directors; and insurance covering the fund and its respective officers and Directors. The fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be party. The fund also may have an obligation to indemnify its Directors and officers with respect to any such litigation.

      The Adviser has contractually agreed to waive 0.20% of its fees, as mentioned below, as of the date of this Statement of Additional Information for Class A shares and Class I shares of the fund.

      The fund pays the Adviser a management fee at an annual rate of 0.55% of the fund's average daily net assets. For fiscal years ended August 31, 2004, 2003 and 2002, the fund paid Union Planters Advisors, the fund's former investment adviser, $__________ after a voluntary fee reduction of $__________; $93,940 after a voluntary fee reduction of $108,260; and $42,122 after a voluntary fee reduction of $101 699, respectively.

      The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board or by vote of the holders of a majority of the outstanding voting securities of the fund.

Additionally, the Advisory Agreement must be approved annually by vote of a majority of the Directors of the fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the fund, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

      The Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement on behalf of the fund is in the best interests of the Company and its shareholders. The Board believes that the Advisory Agreement will enable the fund to continue to enjoy high quality investment advisory services at costs that it deems appropriate, reasonable and in the best interests of each fund and its shareholders.

      In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Advisor including information regarding its affiliates and its personnel, operations and financial condition. The Board also reviewed information regarding the investment performance of the fund on an absolute basis and compared to investment companies with similar investment objectives and policies (the "peer group"), as well as the fees and expenses incurred by the fund compared to its peer group.

      The Board also specifically considered the following as relevant to its recommendations: (1) the history, reputation, qualification and background of the Adviser, as well as the qualifications of its personnel and its financial condition; (2) that the fee and expense ratios of the fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar mutual funds; and (3) other factors deemed relevant by the Board.

      Under the Advisory Agreement, the fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Under the Advisory Agreement, the Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

      The Adviser may give consideration to research, statistical and other services furnished by broker-dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended August 31, 2004, the fund paid brokerage commissions of $__________, to brokers who provided research services.

      From time to time the fund may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the fund to pay Morgan Keegan any commission for affecting a securities transaction for the fund in excess of the usual and customary amount other broker-dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the fund except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the fund on that exchange only if the fund expressly consents by written contract. For the fiscal years ended August 31, 2004, 2003 and 2002, the fund did not pay any brokerage commissions to affiliates of LEADER Mutual Funds. Prior to November _____, 2004, the fund was a series of LEADER Mutual Funds.

      The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the fund will generally deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers.

      The fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The fund's Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

      Investment decisions for the fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

      The Company, its Adviser and distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund. The Code of Ethics describes the fiduciary duty owed to shareholders by covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the fund.

      PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. During the fiscal years ended August 31, 2004 and 2003, the fund's portfolio turnover rates were _____% and 37%, respectively.

                                   DISTRIBUTOR

      Morgan Keegan, which is owned by Regions, acts as distributor of the fund's shares pursuant to an Underwriting Agreement between the fund and Morgan Keegan dated March 30, 2001 ("Underwriting Agreement"). The fund's shares are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of the fund's shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of the fund's shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

      The fund has adopted a Distribution Plan with respect to the Class A shares (the "Plan," pursuant to Rule 12b-1 under the 1940 Act. Under the fund's Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.30% for Class A shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

      For the fiscal year ended August 31, 2004, the fund paid service fees and distribution fees to BISYS Fund Services Limited Partnership, the fund's former distributor, pursuant to its Rule 12b-1 Plan of $__________. For the fiscal year ended August 31, 2004, expenses paid for by BISYS Fund Services Limited Partnership, the fund's former distributor for the fund included $__________ for commissions and other compensation to employees, $__________ for printing and mailing and $__________ for promotional materials.

      Service fees and distribution fees paid by the fund to its distributor under the Plan may exceed or be less than the distributors' expenses thereunder. No interested person of the fund or non-interested Director had a direct or indirect interest in the Plan or related agreements. The fund benefits from the Plan by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

      The Plan was approved by _______________________, and as required by Rule 12b-1 under the 1940 Act, by the Board on _________________, including a majority of the Directors who are not "interested persons" of the fund, as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement (the "Qualified Directors").

      In approving the Plan, in accordance with the requirements of Rule 12b-1, the Board determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing bond funds. The Board also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Board determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. This determination was based, in part, on the belief that the Plan enable the fund to have Morgan Keegan investment brokers available to promote and sell the fund, thereby assisting the fund to attract assets. Growth of assets is expected to benefit the fund and the Adviser. The fund is expected to benefit from the potential for economies of scale in their operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Board acknowledged, however, that there is no assurance that benefits to the fund will be realized as a result of the Plans.

      The Plan may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the fund's outstanding voting securities of the applicable class. Termination of the Plan terminates any obligation of the fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plan that would materially increase the service and distribution costs to the fund requires shareholder approval; otherwise the Plan may be amended by the Directors, including a majority of the Qualified Directors, as described above.

      The Plan, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of the fund.

      Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plan or any related agreement shall provide to the Board, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the fund may rely on that rule only if the selection and nomination of the fund's Independent Directors are committed to the discretion of such Independent Directors.

      The Underwriting Agreement is subject to the same provisions for annual renewal as the Plan. In addition, the Underwriting Agreement will terminate upon assignment or upon sixty (60) days' notice from Morgan Keegan. The fund may terminate the Underwriting Agreement, without penalty, upon sixty (60) days' notice, by a majority vote of either its Board, the Qualified Directors, or the outstanding voting securities of each fund.

      Under the prior Underwriting Agreement between LEADER Mutual Funds and BISYS Fund Services Limited Partnership with respect to the fund, the Class A Shares for the fiscal periods set forth below, BISYS earned and retained the following approximate amounts of sales charges:

                    FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                      JUNE 30, 2004         JUNE 30, 2003        JUNE 30, 2002
                      -------------         -------------        -------------

Intermediate Fund      $__________            $373,768             $233,158

High Income Fund       $__________           $1,503,537            $826,284



                      PROXY VOTING POLICIES AND PROCEDURES

      The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the fund's portfolio. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of the fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

      The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

      The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

      In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Beginning September 2004, information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-366-7426 (toll-free) or visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for the fund by visiting Regions Financial Corporation's website at www.regions.com.

                        DESCRIPTION OF THE FUND'S SHARES

      The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($0.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized three series of shares: Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund, and Regions Morgan Keegan Select LEADER Short-Term Bond Fund and the issuance of three classes of shares of Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, designated as Class A, Class C and Class I. Regions Morgan Keegan Select LEADER Short-Term Bond Fund is authorized to issue two classes of shares designated as Class A and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

      The Articles of Incorporation provide that all dividends and other distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or other distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

      Each class will vote separately on matters pertaining only to that class and each series will vote separately on matters pertaining only to that series, as the Board may determine. On all other matters, all classes and series shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

      Unless otherwise required by the 1940 Act or the Articles of Incorporation, the Company has no intention of holding annual meetings of shareholders. The fund's shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of the fund.

                    ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                     AND PORTFOLIO ACCOUNTING SERVICE AGENT

      BISYS, L.P. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, under an agreement with the Company, provides management and administrative services to the fund, and, in general, supervises the operations of the fund. BISYS does not provide investment advisory services. As part of its duties, BISYS provides office space, equipment and clerical personnel for managing and administering the affairs of the fund. BISYS supervises the provision of custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services and provides other management and administrative services. The fund pays BISYS a fee for its services at the annual rate of [0.20% OR 0.12%] of the fund's average daily net assets. For the fiscal years ended August 31, 2004, 2003 and 2002, the fund paid a management and administrative services fee to BISYS in the amounts of $__________, $73,622 and $52,299, respectively.

      Effective January 1, 2005 Morgan Keegan will serve as the transfer and dividend disbursing agent of the fund and BISYS will serve as the sub-transfer agent for direct accounts. Services provided by Morgan Keegan and BISYS include the issuance, cancellation and transfer of the fund's shares, and the maintenance of records regarding the ownership of such shares.

      BISYS also provides accounting services to the fund. These services include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services.

      The fund reserves the right, upon sixty (60) days' written notice, to make other charges to investors to cover administrative costs.

      Regions Bank, Birmingham, Alabama serves as the custodian of the Company's cash and investment securities. The custodian is also responsible for, among other things, receipt and delivery of the fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company.

                                  LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the fund and has passed upon certain matters in connection with this offering.

                              INDEPENDENT AUDITORS

      PricewaterhouseCoopers LLP was the Company's independent auditors for the period ended August 31, 2004. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the fund's financial statements contained in the fund's Annual Report to shareholders for the period ended August 31, 2004 ("Annual Report"). Those financial statements have been examined by PricewaterhouseCoopers LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. PricewaterhouseCoopers LLP performed an audit of the fund's financial statements and will review the fund's federal and state income tax returns. KPMG LLP was the Company's independent certified public accountants for the years and for the fiscal periods presented prior to August 31, 2003.

                            PART C: OTHER INFORMATION
                            -------------------------


22. Exhibits:

      (a) (1) Articles of Incorporation 1/
          (2) Amendment to Articles of Incorporation dated January 12, 1999 2/
          (3) Amendment to Articles of Incorporation dated July 21, 2000 3/
          (4) Amendment to Articles of Incorporation dated August 21, 2000 5/
          (5) Articles of Amendment dated February 28, 2002 7/
          (6) Articles Supplementary to the Articles of Incorporation dated September 13, 2002 7/

          (7) Articles Supplementary to the Articles of Incorporation (to be filed)

      (b) By-laws 2/
          (1) Amendment to Bylaws 5/
          (2) Amendment to Bylaws 6/
      (c) Instruments  Defining Rights of Security  Holders
          (1) Articles of Incorporation 1/
          (2) Bylaws 2/

      (d) (1) Interim Investment Advisory Agreement dated June 30, 2004 between Registrant and Morgan Asset Management, Inc. with respect to LEADER Short-Term Bond Fund (filed herewith)
          (2) Investment Advisory Agreement dated November ___, 2004 between Registrant and Morgan Asset Management, Inc. with respect to Regions Morgan Keegan Select LEADER Short-Term Bond Fund (to be filed)

      (e) Underwriting Agreement 6/
      (f) Bonus or Profit Sharing Contracts - none

      (g) Custodian Agreement between Registrant and Regions Bank with respect to Regions Morgan Keegan Select LEADER Short-Term Bond Fund (to be filed)
      (h) Other Material Contracts
          (1) Form of Amendment to Transfer Agency Agreement for Regions Morgan Keegan Select LEADER Short-Term Bond Fund 8/
          (2) Form of Amendment to Administration Agreement for Regions Morgan Keegan Select LEADER Short-Term Bond Fund 8/
          (3) Form of Amendment to Fund Accounting Agreement for Regions Morgan Keegan Select LEADER Short-Term Bond Fund 8/
      (i) Legal Opinion with respect to Regions Morgan Keegan Select LEADER Short-Term Bond Fund (to be filed)
      (j) (1) Accountants' Consent from PricewaterhouseCoopers LLP (to be filed)
          (2) Accountants' Consent from KPMG LLP (to be filed)

      (k) Omitted Financial Statements - none
      (l) Initial Capital Agreement 2/

      (m) Form of Amended and Restated LEADER Mutual Funds Distribution and Service Plan for Investor Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to Regions Morgan Keegan Select LEADER Short-Term Bond Fund 9/
      (n) Form of LEADER Mutual Funds Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to Regions Morgan Keegan Select LEADER Short-Term Bond Fund 9/

      (o) Reserved
      (p) (1) Amended and Restated Code of Ethics for Morgan Keegan Select Fund, Inc., Morgan Keegan & Company, Inc. and Morgan Asset Management, Inc. 7/

          (2) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. dated August 2004 (to be filed)
          (3) Revised Code of Ethics for Morgan Asset Management, Inc. and Morgan Keegan & Co., Inc. dated August 2004 (to be filed)

1/ Incorporated by reference to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 27, 1998.
2/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on January 21, 1999.
3/ Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on August 17, 2000.
4/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on August 25, 2000.
5/ Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 30, 2000.
6/ Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 26, 2001.
7/ Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 29, 2002.


8/ Incorporated by reference to Post Effective Amendment No. 13 to the Registration Statement of LEADER Mutual Funds on Form N-1A, SEC File No. 33-78408, filed on October 17, 2000.
9/ Incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement of LEADER Mutual Funds on Form N-1A, SEC File No. 33-78408, filed on March 15, 2002.

Item 23.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
            -------------------------------------------------------------

      None.

Item 24.    INDEMNIFICATION
            ---------------

      SECTION  ELEVENTH OF THE  ARTICLES  OF  INCORPORATION  OF THE  CORPORATION
      STATES:
      --------------------------------------------------------------------------

      Section 11.1. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) as currently in effect or as it may hereafter be amended, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

      Section 11.2. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent, of or in similar capacities, for other entities. The Board of Directors may determine that the Corporation shall provide information or advance expenses to an agent.

      Section 11.3. Repeal or Modifications. No repeal or modification of this Article ELEVENTH by the stockholders of the Corporation, or adoption or modification of any other provision of the Articles of Incorporation or By-Laws inconsistent with this Article ELEVENTH, shall repeal or narrow any limitation on (1) the liability of any director, officer or employee of the Corporation or (2) right of indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

      SECTION 10.01 OF THE BYLAWS OF THE CORPORATION STATES:
      ------------------------------------------------------

      The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (the "Proceeding"), by reason of the fact that he or she is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted.

      PARAGRAPH 7 OF THE INTERIM INVESTMENT ADVISORY AGREEMENT BETWEEN LEADER MUTUAL FUNDS AND MORGAN ASSET MANAGEMENT, INC. STATES:
      -----------------------------------------------------------------------

      The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

      PARAGRAPH 7 OF THE ADVISORY AGREEMENT BETWEEN THE CORPORATION AND MORGAN ASSET MANAGEMENT, INC. WITH RESPECT TO REGIONS MORGAN KEEGAN SELECT LEADER SHORT-TERM BOND FUND WILL STATE:
      ------------------------------------------------------------------------

      A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to Morgan Keegan Select or to any shareholder of Morgan Keegan Select or the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of Morgan Keegan Select.

      B. No provision of this Agreement shall be construed to protect any Director or officer of Morgan Keegan Select, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

      PARAGRAPHS 7 AND 8 OF THE UNDERWRITING AGREEMENT BETWEEN THE CORPORATION AND MORGAN KEEGAN & COMPANY, INC. STATE:
      --------------------------------------------------------------------------

      7. The Fund agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Fund shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Fund by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Fund or who controls the Fund within the meaning of Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Fund or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

      8. The Distributor agrees to indemnify, defend and hold the Fund, its several officers and directors, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Fund for use in the Registration Statement or arising out of or based upon any alleged omission by the Distributor to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.


Item 25.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
            ----------------------------------------------------

      Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Intermediate Bond Fund, the Regions Morgan Keegan Select High Income Fund, the Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated February 24, 2004 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference.

Item 26.    PRINCIPAL UNDERWRITER
            ---------------------

(a)   RMK High Income Fund, Inc.
      RMK Strategic  Income Fund, Inc.
      Regions Morgan Keegan Select Funds

(b)   Morgan Keegan & Company, Inc.

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------
(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Allen B. Morgan, Jr.                Chairman and                      Director
                                    Chief Executive
                                    Officer, Executive
                                    Managing Director

Joseph C. Weller                    Chief Financial                   Vice
                                    Officer, Executive                President,
                                    Managing Director,                Treasurer
                                    Executive Vice President,         (Chief
                                    Secretary and Treasurer           Financial
                                                                      Officer)

G. Douglas  Edwards                 Vice Chairman, President,         None
                                    Chief Operating Officer
                                    Executive Managing Director

Robert A. Baird                     Executive                         None
                                    Managing Director

John C. Carson, Jr.                 Executive                         None
                                    Managing Director

Jerome M. Dattel                    Executive                         None
                                    Managing Director

Richard S. Ferguson                 Executive                         None
                                    Managing Director

William F. Hughes, Jr.              Executive Managing                None
                                    Director

E. Carl Krausnick,  Jr.             Executive Managing                None
                                    Director

Thomas V. Orr, Jr.                  Executive Managing                None
                                    Director

James A. Parish, Jr.                Executive Managing                None
                                    Director

John H. Grayson, Jr.                Executive Managing                None
                                    Director

Minor Perkins                       Executive Managing                None
                                    Director

John H. Abington                    Managing Director                 None

Gary S. Aday                        Managing Director                 None

Allen B. Adler                      Managing Director                 None

Franklin P. Allen, III              Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Lori Sullivan Antolovic             Managing Director                 None

George E. Arras, Jr.                Managing Director                 None

James N. Augustine, Jr.             Managing Director                 None

Reese E. Austin II                  Managing Director                 None

Joseph K. Ayers                     Managing Director                 None

Rodney D. Baber, Jr.                Managing Director                 None

Woodley H. Bagwell                  Managing Director                 None

Charles E. Bailey                   Managing Director                 None

Lynn Ballinger                      Managing Director                 None

Milton A. Barber                    Managing Director                 None

W. Freeman Barber                   Managing Director                 None

Joseph C. Barkley                   Managing Director                 None

Reginald E. Barnes                  Managing Director                 None

Glen E. Bascom                      Managing Director                 None

W. Preston Battle                   Managing Director                 None

William Herbert Bauch               Managing Director                 None

Mark E. Bennett                     Managing Director                 None

Howard McShan Benz                  Managing Director                 None

Robert C. Berry                     Managing Director                 None

James Birdwell III                  Managing Director                 None

Ben M. Blackmon                     Managing Director                 None

William J. Blanton                  Managing Director                 None

Sander David Bleustein              Managing Director                 None

Harold E. Blondeau                  Managing Director                 None

LaMonte E. Bolding                  Managing Director                 None

Charles E. Bottcher, Jr.            Managing Director                 None

John D. Brewer                      Managing Director                 None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Scott Broady                        Managing Director                 None

Henry W. Brockman, Jr.              Managing Director                 None

Susan Leonard Brown                 Managing Director                 None

Edna P. Bruder                      Managing Director                 None

Paul S. Burd                        Managing Director                 None

Lawrence H. Campbell                Managing Director                 None

John B. Carr, Jr.                   Managing Director                 None

Ted H. Cashion                      Managing Director                 None

Subhasish Chandra                   Managing Director                 None

Jerry L. Chapman                    Managing Director                 None

Marshall A. Clark                   Managing Director                 None

William F. Clay                     Managing Director                 None

Douglas L. Col                      Managing Director                 None

Lisa Westmoreland Collier           Managing Director                 None

Thomas P. Colonna                   Managing Director                 None

Robert E. Cope III                  Managing Director                 None

J. Dow Crocker                      Managing Director                 None

Mark W. Crowl                       Managing Director                 None

Bjorn F. Danielson                  Managing Director                 None

G. Lee Davis                        Managing Director                 None

Frederick A. Dawson                 Managing Director                 None

Harold L. Deaton                    Managing Director                 None

William F. Deeley                   Managing Director                 None

William W. Deupree, Jr.             Managing Director                 None

William W. Deupree III              Managing Director                 None

James J. Dieck                      Managing Director                 None

David O. DiFillippo                 Managing Director                 None

Christopher M. Drummond             Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Robert H. Dudley, Jr.               Managing Director                 None

Richard T. Dulaney                  Managing Director                 None

Richard H. Eckels                   Managing Director                 None

Steve D. Elam                       Managing Director                 None

Robert C. Farmer                    Managing Director                 None

Richard K. Fellows                  Managing Director                 None

William Henry Fenoglio, Jr.         Managing Director                 None

Donald F. Fontes                    Managing Director                 None

John D. Fortenberry                 Managing Director                 None

James M. Fowler, Jr.                Managing Director                 None

P. Brian Fowler                     Managing Director                 None

Wilmer J. Freiberg                  Managing Director                 None

Graham D.S. Fulton                  Managing Director                 None

Thomas F. Galvin                    Managing Director                 None

Scott Z. Garfinkel                  Managing Director                 None

John H. Geary                       Managing Director                 None

William A. Geary                    Managing Director                 None

J. Michael Gibbs                    Managing Director                 None

Kevin H. Giddis                     Managing Director                 None

Stephen P. Gilmartin                Managing Director                 None

Robert D. Gooch, Jr.                Managing Director                 None

Robert D. Gooch III                 Managing Director                 None

James F. Gould                      Managing Director                 None

Gary W. Guinn                       Managing Director                 None

David M. Guthrie                    Managing Director                 None

Jan L. Gwin                         Managing Director                 None

Mark S. Hahn                        Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Russell Haltom                      Managing Director                 None

James W. Hamilton, Jr.              Managing Director                 None

William W. Harlin III               Managing Director                 None

Chris B. Harrell                    Managing Director                 None

Michael J. Harris                   Managing Director                 None

Artie W. Hatfield                   Managing Director                 None

Haywood Henderson                   Managing Director                 None

Roderick E. Hennek                  Managing Director                 None

William P. Hinckley                 Managing Director                 None

Jay K. Hirt                         Managing Director                 None

John M. Hirt                        Managing Director                 None

Teddy D. Jackson                    Managing Director                 None

J. Barry Jenkins                    Managing Director                 None

Kimble L. Jenkins                   Managing Director                 None

Robert Jetmundsen                   Managing Director                 None

C. Michael Johnson                  Managing Director                 None

James R. Johnson                    Managing Director                 None

Randy H. Karchmer                   Managing Director                 None

Carol Sue Keathley                  Managing Director                 None

Dan T. Keel III                     Managing Director                 None

Mary Beth Ketcham                   Managing Director                 None

William R. Kitchens, Jr.            Managing Director                 None

Andrew Klausner                     Managing Director                 None

James D. Klepper                    Managing Director                 None

Peter R. Klyce                      Managing Director                 None

Peter Stephen Knoop                 Managing Director                 None

William L. Knox, Jr.                Managing Director                 None

R. Patrick Kruczek                  Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Tammira M. Kuntz                    Managing Director                 None

Gary V. Kutz                        Managing Director                 None

James R. Ladyman                    Managing Director                 None

A. Welling LaGrone, Jr.             Managing Director                 None

James Robert Lambert                Managing Director                 None

Benton G. Landers                   Managing Director                 None

David M. Landry                     Managing Director                 None

Caswell Prewitt Lane Jr.            Managing Director                 None

David James Lavelle                 Managing Director                 None

John R. Lawrence                    Managing Director                 None

Steve L. Lawrence                   Managing Director                 None

William M. Lellyett, Jr.            Managing Director                 None

W. G. Logan, Jr.                    Managing Director                 None

W. Gage Logan III                   Managing Director                 None

Wiley H. Maiden                     Managing Director                 None

Robert E. Mallory                   Managing Director                 None

Robert Marshall                     Managing Director                 None

John Henry Martin                   Managing Director                 None

William D. Mathis, III              Managing Director                 None

John Fox Matthews                   Managing Director                 None

Francis J. Maus                     Managing Director                 None

Charles D. Maxwell                  Managing Director                 Secretary
                                                                      and
                                                                      Assistant
                                                                      Treasurer

John Welsh Mayer                    Managing Director                 None

W. Ward Mayer                       Managing Director                 None

W. Neal McAtee                      Managing Director                 None

Tavis C. McCourt                    Managing Director                 None

Harris L. McCraw III                Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Randall McEachem                    Managing Director                 None

Robert C. McEwan III                Managing Director                 None

Jere S. McGuffee                    Managing Director                 None

Thomas J. McQuiston                 Managing Director                 None

Gregg C. Meeks                      Managing Director                 None

David E. Mervis                     Managing Director                 None

Edward S. Michelson                 Managing Director                 None

G. Rolfe Miller                     Managing Director                 None

Gary C. Mills                       Managing Director                 None

David Montague                      Managing Director                 None

K. Brooks Monypeny                  Managing Director                 None

John G. Moss                        Managing Director                 None

William G. Mueller IV               Managing Director                 None

Gavin M. Murrey                     Managing Director                 None

David Myers                         Managing Director                 None

Philip G. Nichols                   Managing Director                 None

John R. Norfleet                    Managing Director                 None

Mark O. O'Brien                     Managing Director                 None

Thomas K. Oppenheim                 Managing Director                 None

John T. Pace, Jr.                   Managing Director                 None

Jack A. Paratore                    Managing Director                 None

J. Christopher Perkins              Managing Director                 None

Logan B. Phillips, Jr.              Managing Director                 None

L. Jack Powell                      Managing Director                 None

Lee Powell                          Managing Director                 None

Richard L. Preis                    Managing Director                 None

J. Jarrell Prince                   Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

George B. Pugh, Jr.                 Managing Director                 None

David T. Putnam                     Managing Director                 None

Jeffrey M. Raff                     Managing Director                 None

C. David Ramsey                     Managing Director                 None

Wade B. Randolph, Jr.               Managing Director                 None

Richard R. Reichelt, Jr.            Managing Director                 None

Hedi H. Reynolds                    Managing Director                 None

Donna L. Richardson                 Managing Director                 None

R. Michael Ricketts                 Managing Director                 None

Kathy L. Ridley                     Managing Director                 None

Robert W. Rimer, Jr.                Managing Director                 None

James T. Ritt                       Managing Director                 None

Terry A. Robertson                  Managing Director                 None

Darien M. Roche                     Managing Director                 None

Stephen Rosen                       Managing Director                 None

Kenneth L. Rowland                  Managing Director                 None

Walter A. Ruch III                  Managing Director                 None

Ricky L. Ruffin                     Managing Director                 None

Michael L. Sain                     Managing Director                 None

Jan E. Sanchez                      Managing Director                 None

W. Wendell Sanders                  Managing Director                 None

Jon B. Sanderson                    Managing Director                 None

Thomas J. Savoie                    Managing Director                 None

Franklin L. Schaefer                Managing Director                 None

E. Elkan Scheidt                    Managing Director                 None

Ronald J. Schuberth                 Managing Director                 None

G. Scott Setton                     Managing Director                 None

George C. Shaffrey                  Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Lynn T. Shaw                        Managing Director                 None

J. Larry Shipman                    Managing Director                 None

John M. Sillay                      Managing Director                 None

Martin B. Silverfield               Managing Director                 None

Richard A. Simmons                  Managing Director                 None

Fred B. Smith                       Managing Director                 None

Gary M. Smith                       Managing Director                 None

Richard J. Smith                    Managing Director                 None

Robert I. Smith                     Managing Director                 None

H. Lee Snipes, Jr.                  Managing Director                 None

Robert L. Snider                    Managing Director                 None

H. Lee Snipes, Jr.                  Managing Director                 None

John B. Snowden, IV                 Managing Director                 None

Thomas A. Snyder                    Managing Director                 None

Richard A. Spell                    Managing Director                 None

John W. Stokes, III                 Managing Director                 None

John W. Stokes                      Managing Director                 None

John Burke Strange                  Managing Director                 None

Scott E. Tabor                      Managing Director                 None

James M. Tait, III                  Managing Director                 None

Hugh C. Tanner                      Managing Director                 None

Gary C. Tate                        Managing Director                 None

Phillip C. Taylor                   Managing Director                 None

Grady G. Thomas, Jr.                Managing Director                 None

Van C. Thompson                     Managing Director                 None

John D. Threadgill                  Managing Director                 None

Ronald L. Tillett                   Managing Director                 None


Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Alan Ray Tipton                     Managing Director                 None

Richard B. Travis                   Managing Director                 None

William Bruce Trusty                Managing Director                 None

Mark S. Utkov                       Managing Director                 None

Edmund J. Wall                      Managing Director                 None

Stephen K. Wallace                  Managing Director                 None

W. Charles Warner                   Managing Director                 None

Geoffrey D. Waters                  Managing Director                 None

Richard E. Watson                   Managing Director                 None

Joseph Thompson Weller              Managing Director                 Controller
                                                                      and
                                                                      Assistant
                                                                      Secretary

Ward M. Wilcox                      Managing Director                 None

John E. Wilfong                     Managing Director                 None

D. Dodd Williams                    Managing Director                 None

John Grover Wilson                  Managing Director                 None

John S. Wilson                      Managing Director                 None

Bret M. Wood                        Managing Director                 None

Randall R. Woodward                 Managing Director                 None

J. William Wyker III                Managing Director                 None

Johnny S. Wyse                      Managing Director                 None

Paul B. Young, Jr.                  Managing Director                 None

John J. Zollinger, III              Managing Director                 None

William D. Zollinger                Managing Director                 None

(c)      None

Item 27.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

      The books and other documents required by paragraphs (b)(4) of Rule 31a-1 and paragraphs (a) (4) and (5) of Rule 31a-2 under the Investment Company Act of 1940 ("1940 Act") are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103 and 417 North 20th Street, Suite 1500, Birmingham, AL 35203. All other accounts, books and other documents required by Section 31a of the 1940 Act and the rules thereunder are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.

Item 28.    MANAGEMENT SERVICES
            -------------------

      Not applicable

Item 29.    UNDERTAKINGS - none
            ------------

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Morgan Keegan Select Fund, Inc., has duly caused this Post-Effective Amendment No. 12 to its Registration Statement Form N-1A ("Post-Effective Amendment") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 10th day of September, 2004.

                              MORGAN KEEGAN SELECT FUND, INC.


                              By:  /s/ Carter E. Anthony *
                                   -------------------------------
                                  Carter E. Anthony, President


      Pursuant  to  the  requirements  of  the  1933  Act,  this  Post-Effective
Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                        DATE
---------                            -----                        ----

/s/ Carter E. Anthony*              President               September 10, 2004
---------------------               (Chief Executive
Carter E. Anthony                   Officer)


/s/ Allen B. Morgan, Jr.*           Director                September 10, 2004
------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*               Vice President and      September 10, 2004
--------------------                Treasurer (Chief
Joseph C. Weller                    Financial Officer)



/s/ William Jefferies Mann*         Director                September 10, 2004
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*     Director                September 10, 2004
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*           Director                September 10, 2004
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                  Director                September 10, 2004
-----------------
Mary S. Stone

SIGNATURE                            TITLE                        DATE
---------                            -----                        ----

/s/ W. Randall Pittman*             Director                September 10, 2004
----------------------
W. Randall Pittman


/s/ J. Kenneth Alderman*            Director                September 10, 2004
-----------------------
J. Kenneth Alderman


* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed herewith and on October 29, 2003, October 28, 2002 and October 26, 2001.

                                POWER OF ATTORNEY

      I, Allen B. Morgan, Jr., Director of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Director of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

      Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

SIGNATURE                           TITLE             DATE
---------                           -----             ----

/s/ Allen B. Morgan, Jr.            Director          August 20, 2001
------------------------
Allen B. Morgan, Jr.

                                POWER OF ATTORNEY

      I, Joseph C. Weller, Treasurer of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitute and appoint Arthur J. Brown and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Treasurer of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

      Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

SIGNATURE                           TITLE             DATE
---------                           -----             ----

/s/ Joseph C. Weller                Treasurer         August 20, 2001
--------------------
Joseph C. Weller

                                POWER OF ATTORNEY

      I, James Stillman R. McFadden, Director of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Director of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

      Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

SIGNATURE                                TITLE             DATE
---------                                -----             ----

/s/ James Stillman R. McFadden           Director          August 20, 2001
------------------------------
James Stillman R. McFadden

                                POWER OF ATTORNEY


     I, Carter E. Anthony, President and Chief Executive Officer of Morgan Keegan Select Fund, Inc. (the "Fund") hereby constitutes and appoints Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as President of the Fund, any and all amendments to the registration statement of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.


Signature                            Title                     Date
---------                            -----                     ----


/s/ Carter E. Anthony                President                 September 9, 2004
---------------------                and Chief Executive
Carter E. Anthony                    Officer

                         MORGAN KEEGAN SELECT FUND, INC.

                                  Exhibit Index



Exhibit (d) (1)           Interim Investment Advisory Agreement